Note 22 - Segment information (Detail) - Summary of the Group’s net assets by geographic region: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Net assets by geographic region	$ 175,170,552	$ 162,476,021
PRC [Member]
Net assets by geographic region	50,486,621	36,197,110
Indonesia [Member]
Net assets by geographic region	112,114,912	108,629,196
Singapore [Member]
Net assets by geographic region	12,923,192	17,484,937
Malaysia [Member]
Net assets by geographic region	$ (354,173)	$ 164,778